Note 15 Derivatives Hedge accounting breakdown by type of risk and type of hedge (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	€ 1,805	€ 1,991	€ 1,729
Derivative financial liabilities held for hedging	2,626	2,318	2,233
Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	697	989	920
Derivative financial liabilities held for hedging	322	525	488
Interest rate risk [member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	697	989	920
Derivative financial liabilities held for hedging	322	525	488
Interest rate risk [member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Equity risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	3
Equity risk [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	3
Equity risk [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Foreign exchange and gold risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	463	435	420
Derivative financial liabilities held for hedging	135	350	316
Foreign exchange and gold risk [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	463	435	420
Derivative financial liabilities held for hedging	135	350	316
Foreign exchange and gold risk [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Credit risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Commodities risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Other risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Fair value risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	1,160	1,424	1,341
Derivative financial liabilities held for hedging	457	874	808
Interest rate risk hedges cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	228	154	224
Derivative financial liabilities held for hedging	1,786	1,055	850
Interest rate risk hedges cash flow [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	226	154	224
Derivative financial liabilities held for hedging	1,786	1,041	839
Interest rate risk hedges cash flow [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	2	0	0
Derivative financial liabilities held for hedging	0	15	11
Equity instruments risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Foreign exchange and gold risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	180	225	115
Derivative financial liabilities held for hedging	79	55	18
Foreign exchange and gold risk hedge cash flow [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	180	225	115
Derivative financial liabilities held for hedging	79	50	18
Foreign exchange and gold risk hedge cash flow [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	5	0
Credit risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Commodities risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Other risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	408	379	339
Derivative financial liabilities held for hedging	1,865	1,111	868
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	198	166	12
Derivative financial liabilities held for hedging	196	139	242
Portfolio fair value hedges of interest rate risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	18	18	37
Derivative financial liabilities held for hedging	95	170	216
Portfolio cash flow hedges of interest rate risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	21	3	1
Derivative financial liabilities held for hedging	13	23	99
Derivatives hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	1,805	1,991	1,729
Derivative financial liabilities held for hedging	2,626	2,318	2,233
Derivatives hedge accounting [Member] | Of which OTC credit institutions [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	1,454	1,718	1,423
Derivative financial liabilities held for hedging	2,248	1,965	1,787
Derivatives hedge accounting [Member] | Of which OTC other financial corporations [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	349	273	306
Derivative financial liabilities held for hedging	€ 378	€ 333	€ 426